Subsequent Events (Details Narrative) - USD ($)						6 Months Ended		12 Months Ended
	Aug. 14, 2019	Aug. 12, 2019	Aug. 08, 2019	Jul. 19, 2019	May 20, 2019	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Jul. 10, 2019
Proceeds from notes payable						$ 1,550,000
Debt instrument, conversion converted amount									$ 44,700
Warrants price per shares							$ 0.625
Promissory Note [Member]
Debt instrument, interest rate					12.00%
Debt instrument, maturity date					Aug. 20, 2019
Promissory Note [Member] | Minimum [Member]
Ownership percentage					5.00%
Subsequent Event [Member]
Proceeds from public offering of common stock and warrants	$ 15,000,000
Subsequent Event [Member] | Promissory Note [Member] | Addendum [Member]
Debt instrument, face amount		$ 75,000								$ 400,000
Debt instrument, increase in borrowing										$ 100,000
Debt instrument maturity description		Extended the due date to December 31, 2019.
Subsequent Event [Member] | Promissory Note [Member] | Second Addendum [Member]
Debt instrument maturity description			The note extended the due date to June 30, 2020.
Subsequent Event [Member] | Senior Convertible Note [Member]
Debt instrument, face amount				$ 815,217
Original issue discount				65,219
Proceeds from notes payable				$ 750,000
Debt instrument, interest rate				8.00%
Debt instrument, maturity date				Jun. 30, 2020
Convertible notes payable description				This note and accrued interest may convert into shares of common stock at $0.12 per share any time at the holder's option or automatically upon a qualified financing of at least $5 million.
Debt instrument, conversion price				$ 0.12
Debt instrument, conversion converted amount				$ 5,000,000
Subsequent Event [Member] | Senior Convertible Note [Member] | Detachable Warrant [Member]
Warrants to purchase common stock				1,500,000
Warrants price per shares				$ 0.12
Subsequent Event [Member] | Senior Convertible Note [Member] | Minimum [Member]
Ownership percentage				5.00%